SCHEDULE OF EQUIPMENT AND SOFTWARE NET (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total	$ 5,704,701	$ 4,846,979
Less: accumulated depreciation	(4,383,080)	(3,511,887)
Equipment and software, net	1,321,621	1,335,092
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total	433,479	202,046
Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Total	298,076	245,719
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total	1,739,807	1,511,974
Sign Board [Member]
Property, Plant and Equipment [Line Items]
Total	2,195	2,195
Computer Peripherals [Member]
Property, Plant and Equipment [Line Items]
Total	3,074,341	2,749,180
Electrical Installation [Member]
Property, Plant and Equipment [Line Items]
Total	45,502	37,848
Mobile Phone [Member]
Property, Plant and Equipment [Line Items]
Total	9,013	9,029
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Total	97,479	84,179
Air Conditioners [Member]
Property, Plant and Equipment [Line Items]
Total	4,809	4,809
Store Equipment [Member]
Property, Plant and Equipment [Line Items]
Total